Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net loss	$ (81)	$ (32)	$ (234)	$ (45)	$ (140)	$ (63)	$ (42)
Other comprehensive income (loss), net of tax:
Foreign currency translation	18	30	5	28	26	77
Other comprehensive income adjustments, net	4		5	(1)	(15)	(40)	4
Comprehensive loss	(59)	(2)	(224)	(18)	(129)	(26)	(38)
Comprehensive income (loss) attributable to noncontrolling interest				(1)	(1)	(1)
Comprehensive (loss) income attributable to Momentive Performance Materials Inc.	$ (59)	$ (2)	$ (224)	$ (19)	$ (130)	$ (27)	$ (38)